UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08359
                                   ---------------------------------------------

                               The Westport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)              (Zip code)

   Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878
                                                    ----------------------------

Date of fiscal year end:   12/31
                          ---------

Date of reporting period:  03/31/07
                          ---------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
COMMON STOCKS -- 96.4%                                Shares          Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 5.0%
Cox Radio, Inc. - Class A(a) .....................      94,000   $    1,283,100
Interpublic Group of Companies, Inc.(a) ..........     100,000        1,231,000
                                                                 --------------
                                                                      2,514,100
                                                                 --------------

Business Products & Services -- 15.4%
CA, Inc. .........................................      63,000        1,632,330
CACI International, Inc.(a) ......................      25,000        1,171,500
ChoicePoint, Inc.(a) .............................      14,400          538,992
Diebold, Inc. ....................................      20,000          954,200
Parametric Technology Corp.(a) ...................      48,000          916,320
Synopsys, Inc.(a) ................................     100,000        2,623,000
                                                                 --------------
                                                                      7,836,342
                                                                 --------------
Capital Goods -- 1.5%
Baldor Electric Co. ..............................      20,000          754,800
                                                                 --------------

Chemicals -- 5.6%
Praxair, Inc. ....................................      45,000        2,833,200
                                                                 --------------

Consumer Products & Services -- 11.5%
Claire's Stores, Inc. ............................      52,500        1,686,300
CVS/Caremark Corp. ...............................      91,850        3,135,759
Del Monte Foods Company ..........................      90,000        1,033,200
                                                                 --------------
                                                                      5,855,259
                                                                 --------------
Health Care Products & Services -- 5.2%
Laboratory Corporation of America Holdings (a) ...      36,000        2,614,680
                                                                 --------------

Industrial Specialty Products -- 21.2%
Amphenol Corp. ...................................      30,000        1,937,100
FEI Company (a) ..................................      12,000          432,720
International Rectifier Corp.(a) .................      40,000        1,528,400
Pall Corp. .......................................      50,000        1,900,000
Precision Castparts Corp. ........................      42,000        4,370,100
Texas Instruments, Inc. ..........................      20,064          603,926
                                                                 --------------
                                                                     10,772,246
                                                                 --------------
Insurance -- 2.4%
Hilb, Rogal & Hobbs Company ......................      25,400        1,245,870
                                                                 --------------

Medical Products & Services -- 4.1%
Abbott Laboratories ..............................      37,500        2,092,500
                                                                 --------------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
MARCH 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
COMMON STOCKS -- 96.4% (Continued)                    Shares          Value
--------------------------------------------------------------------------------
Oil & Gas Producers -- 14.7%
Anadarko Petroleum Corp. .........................      50,000   $    2,149,000
EOG Resources, Inc. ..............................      41,500        2,960,610
Houston Exploration Company (a) ..................      15,000          809,250
Pogo Producing Company ...........................      32,500        1,563,250
                                                                 --------------
                                                                      7,482,110
                                                                 --------------
Oil & Gas Services -- 1.2%
Helmerich & Payne, Inc. ..........................      20,100          609,834
                                                                 --------------

Regional Banks & Thrifts -- 5.8%
Cullen/Frost Bankers, Inc. .......................      26,000        1,360,580
SunTrust Banks, Inc. .............................      19,000        1,577,760
                                                                 --------------
                                                                      2,938,340
                                                                 --------------
Transportation -- 2.8%
FedEx Corp. ......................................      13,000        1,396,590
                                                                 --------------

TOTAL COMMON STOCKS (Cost $32,770,204) ...........               $   48,945,871
                                                                 --------------

--------------------------------------------------------------------------------
                                                                      Market
MONEY MARKETS -- 1.7%                                 Shares          Value
--------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class
  (Cost $881,970) ................................     881,970   $      881,970
                                                                 --------------

--------------------------------------------------------------------------------
                                                        Par           Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 2.0%           Value          Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 5.121%, 5/3/07 ...............    $500,000   $      497,779
U.S. Treasury Bill, 5.025%, 6/28/07 ..............     500,000          494,079
                                                                 --------------
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
  (Cost $991,799) ................................               $      991,858
                                                                 --------------
TOTAL INVESTMENT SECURITIES -- 100.1%
  (Cost $34,643,973) .............................               $   50,819,699

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ..                      (61,527)
                                                                 --------------
NET ASSETS -- 100.0% .............................               $   50,758,172
                                                                 ==============

(a)   Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
COMMON STOCKS -- 96.9%                                Shares          Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 0.6%
Cox Radio, Inc. - Class A(a) .....................     339,334   $    4,631,909
Emmis Communications Corp.(a) ....................     154,153        1,301,051
                                                                 --------------
                                                                      5,932,960
                                                                 --------------

Business Products & Services -- 13.1%
Arbitron, Inc. ...................................     677,753       31,820,503
CACI International, Inc.(a) ......................     185,900        8,711,274
IMS Health, Inc. .................................     539,598       16,004,477
Integral Systems, Inc. ...........................      19,649          474,916
Map Info Corp.(a) ................................     794,600       15,995,298
Perot Systems Corp. - Class A(a) .................     925,000       16,529,750
Synopsys, Inc.(a) ................................     975,500       25,587,365
TriZetto Group, Inc.(a) ..........................   1,014,863       20,307,409
                                                                 --------------
                                                                    135,430,992
                                                                 --------------

Capital Goods -- 0.8%
Baldor Electric Co. ..............................     225,000        8,491,500
                                                                 --------------

Communications Equipment & Services -- 1.0%
General Communication, Inc. - Class A(a) .........     739,450       10,352,300
                                                                 --------------

Consumer Products & Services -- 22.3%
Applebee's International, Inc. ...................     870,300       21,566,034
Big Lots, Inc. (a) ...............................   1,313,056       41,072,392
CVS/Caremark Corp. ...............................   1,169,000       39,909,660
Darden Restaurants, Inc. .........................     734,200       30,241,698
Del Monte Foods Company ..........................   1,635,000       18,769,800
Orient Express Hotels Ltd. - Class A .............     579,100       34,641,762
Ruby Tuesday, Inc. ...............................     890,200       25,459,720
Saks, Inc. .......................................     912,600       19,018,584
                                                                 --------------
                                                                    230,679,650
                                                                 --------------

Engineering & Consulting -- 0.6%
KBR, Inc (a) .....................................     280,776        5,713,792
                                                                 --------------

Health Care Products & Services -- 7.7%
Triad Hospitals, Inc.(a) .........................     449,200       23,470,700
Universal Health Services, Inc. - Class B ........     985,200       56,412,552
                                                                 --------------
                                                                     79,883,252
                                                                 --------------

Industrial Services -- 9.3%
DeVry, Inc. ......................................   1,275,000       37,421,250
ITT Educational Services, Inc. (a) ...............     720,000       58,672,800
                                                                 --------------
                                                                     96,094,050
                                                                 --------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
COMMON STOCKS -- 96.9% (Continued)                    Shares          Value
--------------------------------------------------------------------------------
Industrial Specialty Products -- 15.6%
Charles River Laboratories International,
  Inc.(a) ........................................     701,300   $   32,442,138
EMS Technologies, Inc.(a) ........................     254,013        4,894,831
Fairchild Semiconductor Corp. (a) ................     350,000        5,852,000
Precision Castparts Corp. ........................     676,600       70,400,229
QLogic Corp.(a) ..................................     678,209       11,529,553
Rogers Corp. (a) .................................     164,800        7,308,880
Thermo Fisher Scientific, Inc. ...................     601,000       28,096,750
                                                                 --------------
                                                                    160,524,381
                                                                 --------------

Insurance -- 7.7%
Arthur J. Gallagher & Company ....................     503,600       14,266,988
Brown & Brown, Inc. ..............................     765,200       20,675,704
Hilb, Rogal & Hobbs Company ......................     900,000       44,145,000
                                                                 --------------
                                                                     79,087,692
                                                                 --------------

Medical Products & Services -- 0.7%
Kinetic Concepts, Inc.(a) ........................     130,000        6,583,200
                                                                 --------------

Oil & Gas Producers -- 6.6%
Houston Exploration Company (a) ..................     580,071       31,294,830
Pogo Producing Company ...........................     581,300       27,960,530
Stone Energy Corp.(a) ............................     299,000        8,877,310
                                                                 --------------
                                                                     68,132,670
                                                                 --------------

Oil and Gas Services -- 0.3%
Helmerich & Payne, Inc. ..........................     113,137        3,432,577
                                                                 --------------

Real Estate & Construction -- 1.1%
St. Joe Company (The) ............................     226,193       11,832,156
                                                                 --------------


Regional Banks & Thrifts -- 5.0%
BankUnited Financial Corp. - Class A .............   1,088,700       23,091,327
Downey Financial Corp. ...........................     120,000        7,744,800
People's Bank ....................................      23,375        1,037,850
Sterling Financial Corp. .........................     275,000        8,577,250
The South Financial Group, Inc. ..................     468,400       11,578,848
                                                                 --------------
                                                                     52,030,075
                                                                 --------------

Security Products & Services -- 1.6%
Checkpoint Systems, Inc. (a) .....................     686,600       16,244,956
                                                                 --------------

Transportation -- 2.9%
EGL Inc.(a) ......................................     313,011       12,404,626
Florida East Coast Industries, Inc. ..............     276,691       17,345,759
                                                                 --------------
                                                                     29,750,385
                                                                 --------------

TOTAL COMMON STOCKS (Cost $494,309,805) ..........               $1,000,196,588
                                                                 --------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
MONEY MARKETS -- 0.8%                                 Shares          Value
--------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class
  (Cost $8,412,455) ............................     8,412,455   $    8,412,455
                                                                 --------------

--------------------------------------------------------------------------------
                                                                      Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 2.4%        Par Value         Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 5.121%, 5/3/07 .............   $10,000,000   $    9,955,580
U.S. Treasury Bill, 5.030%, 6/14/07 ............    10,000,000        9,900,840
U.S. Treasury Bill, 5.025%, 6/28/07 ............     5,000,000        4,940,790
                                                                 --------------
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
  (Cost $24,795,095) ...........................                 $   24,797,210
                                                                 --------------
TOTAL INVESTMENT SECURITIES -- 100.1%
  (Cost $527,517,355) ..........................                 $1,033,406,253

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%                        (1,005,713)
                                                                 --------------

NET ASSETS -- 100.0% ...........................                 $1,032,400,540
                                                                 ==============

(a)   Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information -- As of March 31, 2007, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

--------------------------------------------------------------------------------------------------
                                  Federal     Gross Unrealized   Gross Unrealized   Net Unrealized
                                 Tax Cost       Appreciation       Depreciation      Appreciation
--------------------------------------------------------------------------------------------------
Westport Fund ..............   $ 34,654,537     $ 16,996,713        $  (831,551)     $ 16,165,162
--------------------------------------------------------------------------------------------------
Westport Select Cap Fund ...   $527,579,495     $511,778,018        $(5,951,260)     $505,826,758
--------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds
(Registrant)

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
-------------------------------------
Edmund H. Nicklin, Jr.
President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
-------------------------------------
Edmund H. Nicklin, Jr.
President

Date: May 30, 2007


By (Signature and Title)

/s/ Terry A. Wettergreen
-------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date: May 30, 2007